UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21186

Williams Capital Management Trust
(Exact name of registrant as specified in charter)

570 Seventh Avenue, Suite 504
                        New York, NY 10018

(Address of principal executive offices) (Zip code)

Dail St. Claire

Williams Capital Management, LLC
570 Seventh Avenue, Suite 504

                     New York, NY 10018

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 461-6020

Date of fiscal year end: October 31, 2012

Date of reporting period: July 31, 2012

ITEM 1. SCHEDULE OF INVESTMENTS.

WILLIAMS CAPITAL GOVERNMENT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
JULY 31, 2012 (UNAUDITED)

Principal Amount		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (63.5%):
	Federal Farm Credit Bank (12.4%):
$ 10,000,000	0.205%, 8/02/12†	$10,000,000
12,000,000	0.40%, 8/17/12†	12,001,223
4,000,000	0.434%, 8/27/12†	4,000,691
43,050,000	0.20%, 9/28/12†	43,051,442
10,000,000	0.146%, 10/31/12†	9,999,887
15,000,000	0.30%, 5/03/13†	15,011,400
25,000,000	0.21%, 8/06/13†	25,002,460
		119,067,103

	Federal Farm Credit Bank, Discount Notes (1.6%):
10,000,000	0.07%, 8/24/12††	9,999,553
5,670,000	0.16%, 12/10/12††	5,666,699
		15,666,252

	Federal Home Loan Bank (6.6%):
14,605,000	1.75%, 8/22/12	14,618,330
10,725,000	1.625%, 9/26/12	10,749,168
12,000,000	0.15%, 11/26/12	11,999,901
7,650,000	0.18%, 12/27/12	7,650,057
17,860,000	0.20%, 1/18/13	17,860,000
		62,877,456

	Federal Home Loan Bank, Discount Notes (13.8%):
12,000,000	0.105%, 8/22/12††	11,999,265
15,000,000	0.11%, 8/31/12††	14,998,388
13,515,000	0.15%, 8/31/12††	13,513,548
28,030,000	0.12%, 9/19/12††	28,025,422
20,000,000	0.15%, 9/21/12††	19,996,458
11,680,000	0.15%, 9/28/12††	11,677,177
10,000,000	0.15%, 11/02/12††	9,996,125
12,500,000	0.16%, 11/30/12††	12,493,278
10,000,000	0.15%, 12/07/12††	9,994,667
		132,694,328

	Federal Home Loan Mortgage Corp. (0.7%):
6,600,000	0.206%, 8/10/12†	6,600,166

	Federal Home Loan Mortgage Corp., Discount Notes (13.3%):
20,000,000	0.115%, 8/06/12††	19,999,680
10,000,000	0.12%, 8/14/12††	9,999,567
8,145,000	0.15%, 10/01/12††	8,142,930
10,000,000	0.15%, 10/01/12††	9,997,458
15,000,000	0.13%, 10/09/12††	14,995,975
15,000,000	0.15%, 10/09/12††	14,995,975

17,000,000	0.155%, 11/01/12††		16,993,266
12,500,000	0.12%, 11/06/12††		12,495,958
20,000,000	0.14%, 12/03/12††		19,990,356
			127,611,165

	Federal National Mortgage Association (5.1%):
11,300,000	0.267%, 8/23/12†		11,300,624
15,000,000	4.375%, 9/15/12		15,077,378
14,180,000	0.278%, 9/17/12†		14,181,799
8,290,000	0.50%, 10/30/12		8,297,190
			48,856,991

	Federal National Mortgage Association, Discount Notes (10.0%):
14,679,000	0.105%, 8/01/12††		14,679,000
25,000,000	0.12%, 8/31/12††		24,997,500
10,000,000	0.14%, 9/19/12††		9,998,094
10,000,000	0.13%, 10/15/12††		9,997,292
15,000,000	0.155%, 11/07/12††		14,993,671
11,778,000	0.15%, 12/26/12††		11,770,123
10,000,000	0.18%, 12/26/12††		9,993,313
			96,428,993

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $609,802,454)			609,802,454
U.S. GOVERNMENT TREASURY OBLIGATIONS (5.0%):
	U.S. Treasury Bills (5.0%):
20,000,000	0.12%, 10/25/12††		19,994,333
28,150,000	0.123%, 11/08/12††		28,140,517

TOTAL U.S. GOVERNMENT TREASURY OBLIGATIONS (Cost $48,134,850)			48,134,850
REPURCHASE AGREEMENTS (33.0%):
105,000,000	Barclays Capital, Inc. Tri-Party Repurchase Agreement, 0.17%, dated 7/31/12, due 8/01/12 in the amount of $105,000,496, collateralized by U.S. Government Treasury Security (U.S. Treasury Note, 2.125%, 8/15/21) with a value including accrued interest of $107,100,076		105,000,000
70,000,000	HSBC Securities, Inc. Tri-Party Repurchase Agreement, 0.15%, dated 7/31/12, due 8/01/12 in the amount of $70,000,292, collateralized by U.S. Government Treasury Security (U.S. Treasury Note, 1.375%, 1/15/20) with a value including accrued interest of $71,402,692		70,000,000
142,586,000	Merrill Lynch, Pierce, Fenner & Smith, Inc. Tri-Party Repurchase Agreement, 0.16%, dated 7/31/12, due 8/01/12 in the amount of $142,586,634, collateralized by U.S. Government Treasury Security (U.S. Treasury Note, 0.625%, 7/15/14) with a value including accrued interest of $145,437,788		142,586,000

TOTAL REPURCHASE AGREEMENTS (Cost $317,586,000)			317,586,000
TOTAL INVESTMENTS (Cost $975,523,304)(a)		101.5%	975,523,304
Liabilities in excess of other assets		(1.5)%	(14,713,202)
NET ASSETS		100.0%	$960,810,102
_____________
Percentages indicated are based on net assets of $960,810,102

†	Variable rate security. The rate presented is the rate in effect at July 31, 2012.
††	The rate presented is the effective yield at purchase.
(a)	Cost and value for federal income tax and financial reporting purposes are the same.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2012 in the valuing the Fund's assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
U.S. Government Agency Obligations	$–	$609,802,454	$–
U.S. Government Treasury Obligations	–	48,134,850	–
Repurchase Agreements	–	317,586,000	–
Total	$–	$975,523,304	$–

See Notes to Portfolio of Investments.

WILLIAMS CAPITAL GOVERNMENT MONEY MARKET FUND
NOTES TO PORTFOLIO OF INVESTMENTS
JULY 31, 2012 (UNAUDITED)

         Securities of the Williams Capital Government Money Market Fund (the “Fund”) are valued on an amortized cost basis, which approximates current fair value. Under this method, securities are valued initially at cost when purchased. Thereafter, a constant proportionate amortization of any discount or premium is recorded until maturity of the security. Regular review and monitoring of the valuation of securities held by the Fund is performed pursuant to procedures established by the Board of Trustees. The Fund seeks to maintain a net asset value per share of $1.00.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Williams Capital Management Trust

By	/s/ Dail St. Claire
Dail St. Claire, President

Date	September 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Christopher J. Williams
Christopher J. Williams, Treasurer

Date	September 26, 2012

By	/s/ Dail St. Claire
Dail St. Claire, President

Date	September 26, 2012